Ordinary Shares	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Ordinary Shares
13.	ORDINARY SHARES

On November 4, 2013, the Company entered into the West Crest Limited Share Purchase agreement and repurchased 3,856,564 treasury stock. On November 15, 2013, the Company decided to retire the treasury stocks repurchased. As of December 31, 2013, there was an outstanding payable of RMB 227,015 due to West Crest Limited, which was fully repaid in 2014.

Upon the effectiveness of the IPO registration statement, the Company’s ordinary shares were redeemed and cancelled in consideration for the issuance of an equivalent number of Class A ordinary shares and Class B ordinary shares to the holders of former ordinary shares, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class B ordinary share is convertible into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. Each Class A ordinary share is entitled to one vote. When the total number of ordinary shares held by Telstra constitutes no less than 51% of all of the Company’s issued and outstanding ordinary shares, each Class B ordinary share is entitled to one vote; when the total number of ordinary shares held by Telstra drops below 51% but is no less than 39.3% of all of the Company’s issued and outstanding ordinary shares, each Class B ordinary share will carry such number of votes that would result in the total number of ordinary shares held by Telstra carrying, in the aggregate, 51% of the voting rights represented by all of the Company’s issued and outstanding ordinary shares; when the total number of ordinary shares held by Telstra drops below 39.3% of all of the Company’s issued and outstanding ordinary shares, all Class B ordinary shares will be automatically converted into the same number of Class A ordinary shares.

Immediately prior to the completion of the IPO in December 2013, the Company had 27,354,496 Class A ordinary shares and 68,788,940 Class B ordinary shares outstanding. During the IPO, the Company issued 8,993,000 Class A ordinary shares. As of December 31, 2013, the Company had ordinary shares outstanding comprised of 36,347,496 Class A ordinary shares and 68,788,940 Class B ordinary shares.

Upon the completion of follow-on offering in November, 2014, 2,424,801 ADSs were issued by the Company and the net proceeds from the follow-on offering amounts to US$97,344 net of issuance costs. There were nil, nil and 6,964,612 class B ordinary shares converted into Class A ordinary shares for the years ended December 31, 2012, 2013 and 2014. As of December 31, 2014, the Company had ordinary shares outstanding, comprised of 48,777,835 Class A ordinary shares and 61,824,328 Class B ordinary shares.